STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated other comprehensive loss:
Accumulated unrealized loss on available-for-sale marketable securities	$ (349)	$ (123)	$ (88)
Accumulated unrealized loss on foreign currency cash flows hedge transactions gain (loss)	(418)	159	(61)
Accumulated other comprehensive gain (loss)	(767)	36	(149)
Issuance costs for issuance of shares capital related to secondary offering			$ 5